Note 21 - Fair Value of Financial Instruments (Details) - Estimated Fair Value of Company's Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents	$ 39,782	$ 46,634	$ 120,686	$ 83,660
Securities available for sale	111,974	137,834
Loans receivable, net	463,185	365,113
FHLB stock	691	777
Accrued interest receivable	2,254	1,713
Financial liabilities:
Deposits	559,387	496,750
FHLB advances and other borrowings	9,000	0
Accrued interest payable	242	93
Off-balance sheet financial instruments:
Commitments to extend credit	165,949	141,578
Commitments to sell loans	1,000	1,500
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	39,782	46,634
Securities available for sale	111,974	137,834
Loans held for sale	3,779	2,076
Loans receivable, net	463,185	365,113
FHLB stock	691	777
Accrued interest receivable	2,254	1,713
Financial liabilities:
Deposits	559,387	496,750
FHLB advances and other borrowings	9,000	0
Accrued interest payable	242	93
Off-balance sheet financial instruments:
Commitments to extend credit	36	16
Commitments to sell loans	(26)	(30)
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents	39,782	46,634
Securities available for sale	111,974	137,834
Loans held for sale	3,779	2,076
Loans receivable, net	458,539	364,509
FHLB stock	691	777
Accrued interest receivable	2,254	1,713
Financial liabilities:
Deposits	558,731	496,494
FHLB advances and other borrowings	9,000	0
Accrued interest payable	242	93
Off-balance sheet financial instruments:
Commitments to extend credit	36	16
Commitments to sell loans	(26)	(30)
Contract Amount [Member]
Off-balance sheet financial instruments:
Commitments to extend credit	165,949
Commitments to sell loans	8,071
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	39,782
Off-balance sheet financial instruments:
Commitments to extend credit		141,578
Commitments to sell loans		$ 3,279
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Securities available for sale	111,974
Loans held for sale	3,779
Loans receivable, net	458,539
FHLB stock	691
Accrued interest receivable	2,254
Financial liabilities:
Deposits	558,731
FHLB advances and other borrowings	9,000
Accrued interest payable	$ 242